Income Tax Expenses / (Benefit) (Details) - Schedule of Income Tax Expense Benefit - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Tax Expense
Current year	$ 115,833	$ 107,355	$ 13,829
Changes in estimates related to prior years	30,607
Deferred tax expense/(credit)
Origination and reversal of temporary difference	77,862	34,795	(28,537)
Income tax expenses/(benefit)	$ 224,302	$ 142,150	$ (14,708)